Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	19,545,950
Proposed Maximum Offering Price per Unit | $ / shares	3.09
Maximum Aggregate Offering Price	$ 60,396,985.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,340.83
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share is estimated to be $3.09, based on the average of the high and low sales prices of the Common Stock as reported by the Nasdaq Capital Market on November 5, 2025.